Summary of Significant Accounting Policies (Details 4)	12 Months Ended
Dec. 31, 2012
Trade Name
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	21 years
Favorable lease terms
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	6 years 7 months
Unfavorable lease terms
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	4 years 8 months
Port terminal operating rights
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	30 years
Customer relationships
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	20 years